Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value Measurements
4.	FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company’s disclosable financial instruments consist of cash equivalents, forward foreign currency exchange contracts, interest rate swaps and debt. Assets and liabilities measured at fair value on a recurring basis (cash equivalents, forward exchange contracts and interest rates swaps) and a nonrecurring basis (debt) are categorized in the tables below.

Financial instrument assets recorded at fair value as of June 30, 2022 and December 31, 2021 are as follows (in thousands):

	As of June 30, 2022
	Level 1	Level 2	Level 3	Total
Money market funds (cash equivalents )	$30,146	$—	$—	$30,146
Derivative assets:
Foreign currency exchange options	—	$462	—	462
Interest rate swaps	—	2,826	—	2,826
	$30,146	$3,288	$—	$33,434

	As of December 31, 2021
	Level 1	Level 2	Level 3	Total
Money market funds (cash equivalents )	$30,096	$—	$—	$30,096
Derivative assets:
Foreign currency exchange options	—	804	—	804
	$30,096	$804	$—	$30,900

The fair value of the Company’s money market funds is based on quoted active market prices for the funds and is determined using the market approach.

Financial instrument liabilities recorded or disclosed at fair value as of June 30, 2022 and December 31, 2021 are as follows (in thousands):

	As of June 30, 2022
	Level 1	Level 2	Level 3	Total
Term Loans	$—	$1,374,091	$—	$1,374,091
Senior Notes	—	285,000	—	285,000
Contingent Consideration	—	—	14,781	14,781
	$—	$1,659,091	$14,781	$1,673,872

	As of December 31, 2021
	Level 1	Level 2	Level 3	Total
Term Loans	$—	$1,475,759	$—	$1,475,759
Senior Notes	—	318,375	—	318,375
Contingent Consideration	—	—	14,039	14,039
Derivative liabilities:
Interest rate swap contracts	—	13,759	—	13,759
	$—	$1,807,893	$14,039	$1,821,932

The fair value of the Company’s Term Loans and Senior Notes are based on market quotes provided by a third-party pricing source.

The fair value of the Company’s interest rate swap contracts and foreign currency exchange contracts are based on market quotes provided by the counterparty. Quotes by the counterparty are calculated based on observable current rates and forward interest rate curves and exchange rates. The Company recalculates and validates this fair value using publicly available market inputs using the market approach.

As of June 30, 2022 and December 31, 2021, the Company had estimated its obligations to transfer Contingent Consideration relating to the acquisition of Unsplash to be $14.8 million and $14.0 million, respectively. The Company recorded acquisition-date fair value of the Contingent Consideration, based on the likelihood of contingent earn-out payments, as part of the consideration transferred. The earn-out payments are remeasured to fair value each reporting date. Changes in the fair value of the Contingent Consideration are recognized within “Other operating expense — net” on the Condensed Consolidated Statement of Operations. The fair value of the Contingent Consideration is based on significant inputs not observable in the market, and as such the Company classified the financial liability as Level 3. The fair value of the Contingent Consideration may change significantly as additional data is obtained, impacting the Company’s assumptions regarding probabilities of outcomes used to estimate the fair value of the liabilities. In evaluating this information, considerable judgment is required to interpret the data used to develop the assumptions and estimates. The estimates of fair value may not be indicative of the amounts that could be realized in a current market exchange. Accordingly, the use of different market assumptions and/or different valuation techniques may have a material effect on the estimated fair value amounts, and such changes could materially impact the Company’s results of operations in future periods.

The following table provides quantitative information associated with the fair value measurements of the Company’s Level 3 inputs:

Fair Value as of
	June 30, 2022	Valuation
	(in thousands)	Technique	Unobservable Input	Range
Contingent Consideration	$14,781	Probability-adjusted discounted cash flow	Probabilities of success	55% – 100%
			Years until milestones are expected to be achieved	0.00 – 1.90 years
			Discount rate	8.10% – 8.53%

This Contingent Consideration was valued using an income approach where revenue was simulated in a risk-neutral framework using Geometric Brownian Motion, a model of stock price behavior that is used in option pricing models such as the Black-Scholes option pricing model. The real options method extends this model to situations where the asset of interest (revenue in this case) is not priced in the market. The significant unobservable inputs used in the fair value measurement of the Contingent Consideration forecasts of expected future revenues and the probability of achievement of those forecasts. Increases in the assessed likelihood of a higher payout under a Contingent Consideration arrangement contribute to increases in the fair value of the related liability. Conversely, decreases in the assessed likelihood of a higher payout under a Contingent Consideration arrangement contribute to decreases in the fair value of the related liability.

The following table presents changes in the fair value of the Contingent Consideration for the six months ended June 30, 2022 (in thousands):

December 31, 2021	$14,039
Change in fair value of Contingent Consideration	742
June 30, 2022	$14,781

The Contingent Consideration payments are based on revenue of Unsplash for the period commencing May 1, 2021 and ending on the earlier of when the trailing 12-month revenues of Unsplash reaches $10.0 million (the “Two-Year Earnout”) or two years. The Two-Year Earnout was achieved during the six months ended June 30, 2022 and was paid subsequent to June 30, 2022.

4.     FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company’s disclosable financial instruments consist of cash equivalents, forward foreign currency exchange contracts, interest rate swaps, debt and contingent consideration. Assets and liabilities measured at fair value on a recurring basis (cash equivalents, forward exchange contracts. interest rates swaps and contingent consideration) and a nonrecurring basis (debt) are categorized in the tables below based on the levels discussed in “Note 2 — Summary of Significant Accounting Policies”.

Financial instrument assets recorded at fair value as of December 31 are as follows (in thousands):

	2021
	Level 1	Level 2	Level 3	Total
Money market funds (cash equivalents)	$30,096	$—	$—	$30,096
Derivative assets:
Foreign currency exchange options	—	804	—	804
	$30,096	$804	$—	$30,900

	2020
	Level 1	Level 2	Level 3	Total
Money market funds (cash equivalents)	$38,093	$—	$—	$38,093
	$38,093	$—	$—	$38,093

The fair value of the Company’s money market funds is based on quoted active market prices for the funds and is determined using the market approach.

Financial instrument liabilities recorded or disclosed at fair value as of December 31 are as follows (in thousands):

	2021
	Level 1	Level 2	Level 3	Total
Term Loans	$—	$1,475,759	$—	$1,475,759
Senior Notes	—	318,375	—	318,375
Contingent Consideration	—	—	14,039	14,039
Derivative liabilities:
Interest rate swap contracts	—	13,759	—	13,759
	$—	$1,807,893	$14,039	$1,821,932

	2020
	Level 1	Level 2	Level 3	Total
Term Loans	$—	$1,507,053	$—	$1,507,053
Senior Notes	—	322,500	—	322,500
Derivative liabilities:
Foreign currency exchange options	—	1,827	—	1,827
Interest rate swap contracts	—	31,325	—	31,325
	$—	$1,862,705	$—	$1,862,705

The fair value of the Company’s Term Loans and Senior Notes are based on market quotes provided by a third-party pricing source. See “Note 9 — Debt” for additional disclosures on the Term Loans and Senior Notes.

The fair value of the Company’s interest rate swap contracts and foreign currency exchange contracts are based on market quotes provided by the counterparty. Quotes by the counterparty are calculated based on observable current rates and forward interest rate curves and exchange rates. The Company recalculates and validates this fair value using publicly available market inputs using the market approach.

As of December 31, 2021, the Company had estimated its obligations to transfer Contingent Consideration relating acquisition of Unsplash to be $14.0 million. See “Note 18 — Acquisition”. The Company recorded the acquisition-date fair value the Contingent Consideration, based on the likelihood of contingent earn-out payments, as part of the consideration transferred. The earn-out payments are remeasured to fair value each reporting date. Changes in the fair value of the Contingent Consideration are recognized within “Other operating expense — net” of the Consolidated Statement of Operations. The fair value of the Contingent Consideration is based on significant inputs not observable in the market, and as such the Company classified the financial liability as Level 3. The fair value of the Contingent Consideration may change significantly as additional data is obtained, impacting the Company’s assumptions regarding probabilities of outcomes used to estimate the fair value of the liabilities. In evaluating this information, considerable judgment is required to interpret the data used to develop the assumptions and estimates. The estimates of fair value may not be indicative of the amounts that could be realized in a current market exchange. Accordingly, the use of different market assumptions and/or different valuation techniques may have a material effect on the estimated fair value amounts, and such changes could materially impact the Company’s results of operations in future periods.

The following table provides quantitative information associated with the fair value measurements of the Company’s Level 3 inputs:

Fair Value as of
	December 31, 2021	Valuation
	(in thousands)	Technique	Unobservable Input	Range
Contingent Consideration	$14,039	Probability-adjusted discounted cash flow	Probabilities of success	55% – 100%
			Years until milestones are expected to be achieved	0.63 – 2.15 years
			Discount rate	8.10% – 8.53%

This Contingent Consideration was valued using an income approach where revenue was simulated in a risk-neutral framework using Geometric Brownian Motion, a model of stock price behavior that is used in option pricing models such as the Black-Scholes option pricing model. The real options method extends this model to situations where the asset of interest (revenue in this case) is not priced in the market. The significant unobservable inputs used in the fair value measurement of the Contingent Consideration forecasts of expected future revenues and the probability of achievement of those forecasts. Increases in the assessed likelihood of a higher payout under a Contingent Consideration arrangement contribute to increases in the fair value of the related liability. Conversely, decreases in the assessed likelihood of a higher payout under a Contingent Consideration arrangement contribute to decreases in the fair value of the related liability.

The following table presents changes in the fair value of the Contingent Consideration for the year ended December 31, 2021 (in thousands):

December 31, 2020	$—
Issuance of Contingent Consideration in connection with acquisition	13,200
Change in fair value of Contingent Consideration	1,373
Effects of fluctuations in foreign currency exchange rates	(534)
December 31, 2021	$14,039

Cik0001812667 Cc Neuberger Principal Holdings Ii
Fair Value Measurements

Note 10 — Fair Value Measurements

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of June 30, 2022 and December 31, 2021, respectively, and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value:

June 30, 2022

	Quoted Prices in	Significant Other	Significant Other
	Active Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account – U.S. Treasury Securities(1)	$—	$—	$—

Liabilities:
Derivative warrant liabilities – Public Warrants	$9,522,000	$—	$—
Derivative warrant liabilities – Private Placement Warrants	$—	$—	$23,200,000
Derivative liabilities – Forward Purchase Agreement	$—	$—	$1,686,000
Working capital loan	$—	$—	$1,065,000

December 31, 2021

	Quoted Prices in	Significant Other	Significant Other
	Active Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account – U.S. Treasury Securities(1)	$778,445,880	$—	$—

Liabilities:
Derivative warrant liabilities – Public Warrants	$28,152,000	$—	$—
Derivative warrant liabilities – Private Placement Warrants	$—	$—	$54,380,800
Derivative liabilities – Forward Purchase Agreement	$—	$—	$3,343,000
Working capital loan	$—	$—	$—

(1) — Excludes $829,899,170 of investments in two open-ended money market funds and $50,150,712 of investments in one open-ended money market fund, in which the Company uses NAV as a practical expedient to fair value at June 30, 2022 and December 31, 2021, respectively. In addition, it excludes $6,025 and $19,960 in cash at June 30, 2022 and December 31, 2021, respectively.

Level 1 assets include investments in U.S. Treasury securities. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.

Transfers to/from Levels 1, 2, and 3 are recognized at the end of the reporting period. There were no transfers between levels for the six months ended June 30, 2022.

The fair value of the Public Warrants and the Private Placement Warrants were initially measured at fair value using a binomial / lattice model for the Public Warrants and a Black-Scholes option pricing model for the Private Placement Warrants. The fair value of Public Warrants have been subsequently measured based on the listed market price of such warrants, a Level 1 measurement, since September 2020. The Company’s Private Placement Warrants are valued using a binomial lattice pricing model when the warrants are subject to the make-whole table, or otherwise are valued using a Black-Scholes pricing model. The Company’s working capital loan is valued using a Monte Carlo simulation analysis on the convertible feature and a present value of the host contract. The company’s Forward Purchase Agreement is valued utilizing observable market prices for public shares and warrants, relative to the present value of contractual cash proceeds, each adjusted for the probability of executing a successful business combination. For the three months ended June 30, 2022 and 2021, the Company recognized a benefit/(charge) to the unaudited condensed statements of operations resulting from a change in the fair value of derivative liabilities of approximately $32.2 million and ($7.0 million), respectively, presented as change in fair value of derivative liabilities in the accompanying unaudited condensed consolidated statements of operations. For the six months ended June 30, 2022 and 2021, the Company recognized a benefit/(charge) to the statements of operations resulting from a change in the fair value of derivative liabilities of approximately $51.3 million and $20.5 million, respectively, presented as change in fair value of derivative liabilities in the accompanying unaudited condensed consolidated statements of operations.

A reconciliation of the Level 3 derivative liabilities is summarized below:

Warrant liabilities at December 31, 2021 – Level 3 measurements	$57,723,800
Change in fair value of warrant liabilities	(31,180,800)
Change in fair value of forward purchase agreement	(1,657,000)
Warrant liabilities at June 30, 2022 – Level 3 measurements	$24,886,000

Balance as of December 31, 2020	$51,338,600
Change in fair value of warrant liabilities	(2,969,600)
Change in fair value of forward purchase agreements	(9,706,000)
Balance as of June 30, 2021	$38,663,000

The change in the fair value of the working capital loan measured with Level 3 inputs for the six months ended June 30, 2022 is summarized as follows:

Fair value at December 31, 2021	$—
Initial proceeds from working capital loan	850,000
Change in fair value of working capital loan	215,000
Fair value of working capital loan at June 30, 2022	$1,065,000

The valuation methodologies for the Private Placement Warrants, Working Capital Loan and Forward Purchase Agreement included in derivative liabilities include certain significant unobservable inputs, resulting in such valuations to be classified as Level 3 in the fair value measurement hierarchy. The methodologies include a probability of a successful business combination, which was originally determined to be 80% as of December 31, 2020 but was increased to 90% as of December 31, 2021 and June 30, 2022. The warrant valuation models also include expected volatility, which differ between public and private placement warrants and can vary further depending on where the Company stands in identifying a business combination target. The fair value of Public Warrants issued in connection with the Initial Public Offering have been measured based on the listed market price of such warrants, a Level 1 measurement, since September 2020. For public warrants and when such warrants are not yet trading and we do not have observed pricing in public markets, we assume a volatility based on research on SPAC warrants and the implied volatilities shortly after they start trading. Prior to the announcement of a proposed business combination, the Company assumed a volatility for the Private Placement Warrants based on the median volatility of the Russell 3000 constituents. After the announcement of a proposed business combination, the valuation estimate assumes an equal weighting of volatility based on (a) the volatility of the target company's peer group and (b) the implied volatility of the Public Warrants issued by the Company.

The following tables provide quantitative information regarding Level 3 fair value measurement inputs at the measurement dates:

	As of June 30,	As of December 31,
Private Warrants	2022	2021
Stock price	$9.99	$9.90
Volatility	15.0%	40.0%
Expected life of the options to convert	5.1	5.3
Risk-free rate	3.0%	1.3%
Dividend yield	0.0%	0.0%

	As of June 30,	As of December 31,
Forward Purchase Agreements	2022	2021
Stock price	$9.99	$9.90
Probability of closing	90.0%	90.0%
Discount term	0.1	0.3
Risk-free rate	1.3%	0.1%
Dividend yield	0.0%	0.0%

	As of June 30,	As of December 31,
Working Capital Loan	2022	2021
Stock price	$9.99	$—
Annual equity volatility	15.0%	—
Expected life of the options to convert	5.0	—
Risk-free rate	3.0%	—
Dividend yield	0.0%	—
Probability of merger closing	90.0%	—

Note 10 — Fair Value Measurements

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2021 and 2020, respectively, and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

December 31, 2021

Description	Level 1	Level 2	Level 3
Assets:
Investments held in Trust Account – U.S. Treasury Securities(1)	$778,445,880	$—	$—
Liabilities:
Derivative liabilities – Public Warrants	$28,152,000	$—	$—
Derivative liabilities – Private Warrants	$—	$—	$54,380,800
Derivative liabilities – Forward Purchase Agreement	$—	$—	$3,343,000

December 31, 2020

Description	Level 1	Level 2	Level 3
Assets:
Investments held in Trust Account – U.S. Treasury Securities(1)	$720,932,535	$—	$—
Liabilities:
Derivative liabilities – Public Warrants	$36,018,000	$—	$—
Derivative liabilities – Private Warrants	$—	$—	$38,233,600
Derivative liabilities – Forward Purchase Agreement	$—	$—	$13,105,000
(1)	Excludes $50,150,712 and $55,645,484 of investments in an open-ended money market fund, in which the Company uses NAV as a practical expedient to fair value at December 31, 2021 and 2020, respectively. In addition, it excludes $19,960 and $51,713,546 in cash at December 31, 2021 and 2020, respectively.

Level 1 assets include investments in U.S. Treasury securities. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.

Transfers to/from Levels 1, 2, and 3 are recognized at the end of the reporting period. There were no transfers between levels for the year ended December 31, 2021. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement in September 2020, when the Public Warrants were separately listed and traded.

The fair value of the Public Warrants and the Private Placement Warrants were initially measured at fair value using a binomial / lattice model for the Public Warrants and a Black-Scholes option pricing model for the Private Placement Warrants. The fair value of Public Warrants have been subsequently measured based on the listed market price of such warrants, a Level 1 measurement, since September 2020. The Company’s Private Placement Warrants are valued using a binomial lattice pricing model when the warrants are subject to the make-whole table, or otherwise are valued using a Black-Scholes pricing model. The Company’s Forward Purchase Agreement is valued utilizing observable market prices for public shares and warrants, relative to the present value of contractual cash proceeds, each adjusted for the probability of executing a successful business combination. For the year ended December 31, 2021 and for the period from May 12, 2020 (inception) through December 31, 2020, the Company recognized a benefit to the consolidated statements of operations resulting from a change in the fair value of derivative liabilities of approximately $1.5 million and $40.1 million, respectively, presented as change in fair value of derivative liabilities in the accompanying consolidated statements of operations.

A reconciliation of the Level 3 derivative liabilities is summarized below:

Balance as of May 12, 2020	$—
Acquisition date fair value of warrants:
Public warrants issued in the initial public offering	27,117,000
Private placement warrants issued in connection with the initial public offering (a)	32,294,400
Forward purchase agreement liability	1,562,000
Total acquisition date fair value of derivative liabilities	60,973,400
Change in fair value of warrant liabilities	14,840,200
Change in fair value of forward purchase agreement	11,543,000
Transfer to level one	(36,018,000)
Balance as of December 31, 2020	51,338,600
Change in fair value of warrant liabilities	16,147,200
Change in fair value of forward purchase agreement	(9,762,000)
End of period	$57,723,800

The valuation methodologies for the Private Placement Warrants and Forward Purchase Agreement included in derivative liabilities include certain significant unobservable inputs, resulting in such valuations to be classified as Level 3 in the fair value measurement hierarchy. The methodologies include a probability of a successful business combination, which was originally determined to be 80% as of December 31, 2020 but has increased to 90% as of December 31, 2021. The methodologies also include an expected merger date, which was set as April 15, 2022. The warrant valuation models also include expected volatility, which differ between public and private placement warrants and can vary further depending on where the Company stands in identifying a business combination target. The fair value of Public Warrants issued in connection with the Initial Public Offering have been measured based on the listed market price of such warrants, a Level 1 measurement, since September 2020. For public warrants and when such warrants are not yet trading and we do not have observed pricing in public markets, we assume a volatility based on research on SPAC warrants and the implied volatilities shortly after they start trading. The volatility of the Private Placement Warrants varies depending on the specific characteristics of the public and private placement warrants. Prior to the announcement of a merger, the Company assumes a volatility for the Private Placement Warrants based on the median volatility of the Russell 3000 constituents. After the announcement of a proposed business combination, then the valuation estimate assumes a volatility based on the volatility of the target company’s peer group.

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	As of	As of
	December 31,	December 31,
Private Warrants	2021	2020
Stock price	$9.90	$10.40
Volatility	40.00%	30.00%
Expected life of the options to convert	5.3	5.5
Risk-free rate	1.30%	0.40%
Dividend yield	0.0%	0.0%

	As of	As of
Forward Purchase Agreements	December 31, 2021	December 31, 2020
Stock price	$9.90	$10.40
Probability of closing	90.0%	80.0%
Discount term	0.3	1.1
Risk-free rate	0.08%	0.10%
Dividend yield	0.0%	0.0%